OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

August 31, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Global Value Fund (the “Registrant”)

     Reg. No. 333-144517; File No. 811-22092

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 25, 2011.

Sincerely,

/s/ Edward Gizzi

------------------------------------

     Edward Gizzi

     Vice President & Assistant Counsel

212-323-4091

     egizzi@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP
          Taylor V. Edwards

Gloria LaFond